Biotricity, Inc. - Statements of Cash Flows - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flow from operating activities:
Net loss		$ (1,044,607)	$ (492,013)	$ (2,313,713)	$ (2,298,418)	$ (5,185,852)	$ (1,706,202)
Adjustments to reconcile net loss to net cash used in operations
Stock based compensation					1,297,586	2,257,953
Depreciation							9,051
Issuance of shares for consulting services							66,179
Accretion expense	[1]	120,531		194,103		59,875
Change in fair value of derivative liabilities	[2]	123,268		742,227		(4,026)
Issuance of warrants for services						672,749	400,335
Changes in operating assets and liabilities:
Harmonized sales tax recoverable				12,057	15,625	25,437	(73,578)
Accounts payable and accrued liabilities				214,851	50,721	287,629	(77,570)
Deposits and other receivables				26,117		(77,740)
Net Cash used in operating activities				(1,124,358)	(934,486)	(1,963,975)	(1,381,785)
Cash flows from financing activities:
Proceeds from issuance of shares, net							1,649,507
Proceeds from exercise of warrants				13,000	470,758	707,196	66,188
Proceeds from issuance of convertible promissory notes				875,000		1,289,149
Due to shareholders				10,929
Proceeds from exercise of stock option						283
Net Cash provided by financing activities				898,929	470,758	1,996,628	1,715,695
Net (decrease) increase in cash				(225,429)	(463,728)	32,653	333,910
Effect of foreign currency translation				(151,274)	51,367	(70,651)	(1,067)
Cash, beginning of period				410,601	448,599	448,599	115,756
Cash, end of period		$ 33,898	$ 36,238	$ 33,898	$ 36,238	$ 410,601	$ 448,599

[1]	See Convertible Promissory Note
[2]	See Derivative Liabilities Note